Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 11, 2011
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Central Index Key	dei_EntityCentralIndexKey	0001217286
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 11, 2011
Prospectus Date	rr_ProspectusDate	Mar 11, 2011
Highbridge Dynamic Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan International Realty Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan International Currency Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan Asia Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan China Region Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan Emerging Economies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan Global Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan India Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan International Opportunities Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan International Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan Intrepid European Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan Intrepid International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.

JPMorgan Russia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001217286_SupplementTextBlock

Supplement dated March 11, 2011

to the Prospectuses as dated above, as supplemented

NOTICE OF REMOVAL OF REDEMPTION FEES. Effective May 2, 2011 ("Effective Date"), the Funds will no longer charge a redemption fee of 2.00% on shares held less than 60 days ("Redemption Fees"). No trades or exchanges made on or after May 2, 2011 will be assessed Redemption Fees, regardless of how long such shares have been held. Shareholders will continue to pay any applicable contingent deferred sales charges on all trades or exchanges. Accordingly, effective on the Effective Date, all references to and disclosure concerning the Redemption Fees are deleted from the prospectus including, without limitation, the references in the "Shareholder Fee Table" in the Risk/Return Summary and the "How to do Business with the Funds " section including deletion of the section "Do I pay a redemption fee?" Shareholders are reminded that the Funds do not authorize market timing and the Funds will continue to use reasonable methods to identify market timers including reviewing "round trips" in and out of the Funds by investors and rejecting certain purchase and exchange orders. For additional information concerning the Funds' market timing policies, please see "When can I buy shares?" in the "How to Do Business with the Funds" section of each Fund's prospectus.